OPERATING SEGMENT INFORMATION - Segment Assets (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total Assets	€ 4,455	€ 4,129
Deferred tax assets	162	193
Cash and cash equivalents	290	439	€ 378	€ 184
Segment revenue
Disclosure of operating segments [line items]
Total Assets	3,924	3,440
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Total Assets	1,983	1,733
Segment revenue | A&T
Disclosure of operating segments [line items]
Total Assets	857	765
Segment revenue | AS&I
Disclosure of operating segments [line items]
Total Assets	698	668
Segment revenue | H&C
Disclosure of operating segments [line items]
Total Assets	386	274
Unallocated
Disclosure of operating segments [line items]
Deferred tax assets	162	193
Cash and cash equivalents	290	439
Other financial assets	€ 79	€ 57